DISTRIBUTION TO SHAREHOLDERS (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 27, 2012	Feb. 28, 2013	Oct. 19, 2012
DISTRIBUTION TO SHAREHOLDERS
Cash dividend declared (in dollars per share)			$ 0.25
Cash dividend paid	$ 39,030,038	$ 39,030,038